Basis of Preparation FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Basis of Preparation

 Note 2            Basis of Preparation

a)   Statement of Compliance

These financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). This is the first time that the Company has prepared its financial statements in accordance with IFRS, having previously prepared its financial statements in accordance with pre-changeover Canadian Generally Accepted Accounting Principles (pre-changeover Canadian GAAP).

An explanation of how the transition to IFRS has affected the reported financial position, financial performance and cash flows of the Company is provided in Note 18.

The financial statements were authorized for issue by the Board of Directors on April 25, 2012.

b)   Basis of Measurement

The financial statements have been prepared on a historical cost basis and are presented in United States dollars, which is also the Company’s functional currency.

The preparation of financial statements in compliance with IFRS requires management to make certain critical accounting estimates.   It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment of complexity, or areas where assumption and estimates are significant to the financial statements are disclosed in Note 5.

c)   Going Concern of Operations

The Company has not generated revenue from operations. The Company earned net income of $435,290 during the twelve months-ended December 31, 2011 including its equity share of investment in Forum Energy Plc of $885,912 and, as of that date the Company’s deficit was $13,825,146. The Company has sufficient cash resources to meet its obligations for at least twelve months from the end of the reporting period. Since the companies in which FEC holds an interest in are in the  exploration  stage,  the  recoverability  of  the  costs  incurred  to  date  on exploration properties by those companies is dependent upon the existence of economically recoverable reserves, the ability of those companies to obtain the necessary financing to complete the exploration and development of its properties and upon future profitable production or proceeds from the disposition of the properties and deferred exploration expenditures. The Company will periodically have to raise funds to continue operations and, although it has been successful in doing so in the past, there is no assurance it will be able to do so in the future.